Expense Example - Pabrai Wagons Fund - Pabrai Wagons Fund Institutional Class Shares	Feb. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	$ 287